Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Russell 2500® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.31%	2.98%	10.55%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	2.18%	0.16%	10.28%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	(0.46%)	(1.14%)	8.41%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	2.98%	0.08%	8.11%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.94%	0.23%	9.89%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.88%	1.26%	11.01%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.78%	1.19%	10.97%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.87%	1.28%	11.06%

[1]	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended July 31, 2025 by 0.07%.
[2]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.